Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,957,000
Previously Paid Amount	0.00
Total Fee Amount	452.72
Total Offset Amount	0.00
Net Fee	452.72
Narrative - Max Aggregate Offering Price	$ 2,957,000
Final Prospectus	true